K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

January 13, 2015
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds File Nos. 033-11387 and 811-04984 American Beacon Select Funds File Nos. 333-88343 and 811-09603

Preliminary Proxy Statement

Ladies and Gentlemen:
Transmitted herewith for filing on behalf of American Beacon Funds (“Beacon Trust”) and American Beacon Select Funds (each, a “Trust”), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (“Preliminary Proxy Statement”) to be used in connection with a Special Meeting of Shareholders of each Trust to be held on March 17, 2015.  The Preliminary Proxy Statement consists of a Letter to Shareholders, a Notice of a Special Meeting of Shareholders, Shareholder Questions and Answers, the Preliminary Proxy Statement and form of proxy. The Preliminary Proxy Statement asks shareholders of each Trust to consider and vote upon proposals to (i) elect the current Trustees of the Trust and elect two new Trustees for the Trust; (ii) approve a new management agreement for each series of the Trust; and (iii)  for shareholders of the American Beacon Crescent Short Duration High Income Fund (“Crescent Fund”), a series of the Beacon Trust, to approve a new investment advisory agreement for the Crescent Fund.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

cc:	Rosemary Behan American Beacon Advisors, Inc.